Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale	12 Months Ended
Dec. 31, 2022
Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale [Abstract]
Advances for Vessels Acquisitions / Under Construction, Vessels, net and Vessels Held for Sale
4(a)	Advances for vessels acquisitions / under construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2020	31,654
— Advances paid	119,656
— Capitalized expenses	5,915
— Transferred to Vessels, net	(126,646)
Balance, December 31, 2021	30,579
— Advances paid	213,429
— Capitalized expenses	1,755
— Transferred to Vessels, net	(245,763)
Balance, December 31, 2022	-

4(b)	Vessels, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	146,345	(10,053)	136,292
— Transferred from advances for vessels under construction	126,646	-	126,646
— Transferred to Assets held for sale	(76,959)	5,323	(71,636)
— Disposals (see Note 19)	(32,531)	5,484	(27,047)
— Depreciation	-	(7,670)	(7,670)
Balance, December 31, 2021	163,501	(6,916)	156,585
— Transferred from advances for vessels under construction	245,763	-	245,763
— Depreciation	-	(13,289)	(13,289)
Balance, December 31, 2022	409,264	(20,205)	389,059

In 2021 and 2022 the Company took delivery of the following vessels and hence advances paid and capitalized expenses relating to these vessels were transferred from Advances for vessels under construction to Vessels, net:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco West Coast	March 26, 2021	61,723	1,618	63,341
M/T Eco Malibu	May 11, 2021	61,722	1,583	63,305
Total 2021		123,445	3,201	126,646
M/T Julius Caesar	January 17, 2022	90,008	2,056	92,064
M/T Legio X Equestris	March 2, 2022	89,995	2,138	92,133
M/T Eco Oceano Ca.	March 4, 2022	60,250	1,316	61,566
Total 2022		240,253	5,510	245,763

As of December 31, 2022 title of ownership is held by the relevant lenders in respect of vessels with a carrying value of $270,029 to secure the relevant sale and lease back financing transactions and in the case of vessels financed via bank loans vessels with a carrying value of $119,030 have been mortgaged as security under their respective loan facilities (see Note 7).

4(c)	Vessels held for sale:

As of December 31, 2021, the M/T’s Eco Los Angeles and Eco City of Angels met the criteria to be classified as assets held for sale according to guidance in ASC 360. Consequently, the Company has treated the vessels as vessels held for sale. Since their fair value less costs to sell were higher than their carrying amount the Company did not incur any impairment charges. As of December 31, 2021, each of the M/T’s Eco Los Angeles and Eco City of Angels carrying amount is $35,818. The vessels were sold on February 28 and March 15, 2022 to unaffiliated third parties.